UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               --------------

Check here if Amendment |_|; Amendment Number:
                                                --------
This Amendment (Check only one.):   |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Aegis Financial Corporation
            ------------------------------------------
Address:    1100 North Glebe Road, Suite 1040
            ------------------------------------------
            Arlington, Virginia  22201
            ------------------------------------------

 Form 13F File Number: 28-10411
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Scott L. Barbee
          --------------------------------------------
Title:    President
          --------------------------------------------
Phone:    (703) 528-7788
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Scott L. Barbee           Arlington, Virginia               August 12, 2009
---------------------  ------------------------------------   -----------------
[Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                              -----------------------

Form 13F Information Table Entry Total:                 70
                                              -----------------------

Form 13F Information Table Value Total:           $129,902
                                              -----------------------
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Form 13F Information Table 06-30-2009:


------------------------------------------------------------------------------------------------------------------------------------
NAME OF                                     TYPE OF                                     SHR OR    SH/PUT   INVSTMNT  OTHER  VOTING
ISSUER                                      CLASS            CUSIP          VALUE       PRN AMT  PRN/CALL   DSCRTN   MGRS  AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
Advanta Corporation Class A                      CL A          007942105  $     92,547    220,351  SH     Sole       N/A      Sole
Advanta Corp. Class B                            CL B          007942204  $    174,954    416,557  SH     Sole       N/A      Sole
Alliance One International Inc.                  COM           018772103  $  4,551,727  1,197,823  SH     Sole       N/A      Sole
Allied Defense Group, Inc.                       COM           019118108  $  4,499,004  1,022,501  SH     Sole       N/A      Sole
American Pacific Corp.                           COM           028740108  $  4,522,713    710,002  SH     Sole       N/A      Sole
Argo Group International Holdings Ltd.           COM           G0464B107  $    292,926     10,380  SH     Sole       N/A      Sole
Arlington Asset Investment Corp.                 COM           041356106  $  1,653,489  4,351,287  SH     Sole       N/A      Sole
Audiovox Corporation Class A                     CL A          050757103  $  4,422,120    754,628  SH     Sole       N/A      Sole
Bassett Furniture Industry                       COM           070203104  $  3,833,343  1,393,943  SH     Sole       N/A      Sole
Beazer Homes USA                                 COM           07556Q105  $     70,748     38,660  SH     Sole       N/A      Sole
Black Rock High Income Shares                SHS BEN INT       09250E107  $    309,455    207,688  SH     Sole       N/A      Sole
BlackRock Floating Rate                        COM SHS         09255y108  $    313,584     30,008  SH     Sole       N/A      Sole
Bofi Holdings Inc.                               COM           05566U108  $  3,470,801    569,918  SH     Sole       N/A      Sole
Books-A-Million Inc.                             COM           098570104  $  1,318,713    185,473  SH     Sole       N/A      Sole
Bowl America Inc. - Class A                      CL A          102565108  $    263,313     21,583  SH     Sole       N/A      Sole
Brandywine Operation Partners            NOTE 3.875% 10-15-26  105340AH6  $    201,094    225,000  PRN    Sole       N/A      Sole
Brandywine Realty Trust                     SH BEN IN NEW      105368203  $  2,652,260    356,008  SH     Sole       N/A      Sole
Brigham Exploration Co.                          COM           109178103  $  1,978,338    566,859  SH     Sole       N/A      Sole
BRT Realty Trust                            SH BEN IN NEW      055645303  $  2,549,498    566,555  SH     Sole       N/A      Sole
California First National Bank Corp.             COM           130222102  $  5,273,800    462,614  SH     Sole       N/A      Sole
ChipMOS Technology Bermuda Ltd.                  SHS           G2110R106  $    530,122    746,650  SH     Sole       N/A      Sole
Coachmen Industries                              COM           189873102  $  1,455,489  1,111,060  SH     Sole       N/A      Sole
Comstock Homebuilding Class A                    CL A          205684103  $     49,587    236,130  SH     Sole       N/A      Sole
Cooper Tire & Rubber Co.                         COM           216831107  $  2,706,970    272,880  SH     Sole       N/A      Sole
Covenant Transport Inc. Cl. A.                   CL A          22284P105  $  1,514,607    275,383  SH     Sole       N/A      Sole
Dana Holdings Corp.                              COM           235825205  $  3,157,178  2,466,545  SH     Sole       N/A      Sole
Delta Apparel Inc.                               COM           247368103  $  5,303,331    770,833  SH     Sole       N/A      Sole
Dillards Inc. Class A.                           CL A          254067101  $  2,175,800    236,500  SH     Sole       N/A      Sole
Duckwall-ALCO                                    COM           264142100  $  5,672,145    348,626  SH     Sole       N/A      Sole
FBR Capital Markets Corp.                        COM           30247C301  $  1,071,158    227,906  SH     Sole       N/A      Sole
First Federal Northern Michigan Bancorp.         COM           32021X105  $     70,211     35,640  SH     Sole       N/A      Sole
Fisher Communications Inc.                       COM           337756209  $    908,666     71,045  SH     Sole       N/A      Sole
Franklin Universal Trust                      SH BEN INT       355145103  $     60,372     12,900  SH     Sole       N/A      Sole
Frequency Electronics, Inc.                      COM           358010106  $    961,463    256,390  SH     Sole       N/A      Sole
Hardinge Inc.                                    COM           412324303  $  1,427,341    335,845  SH     Sole       N/A      Sole
Hastings Entertainment                           COM           418365102  $    491,707    109,756  SH     Sole       N/A      Sole
Horsehead Holdings                               COM           440694305  $ 10,305,674  1,383,312  SH     Sole       N/A      Sole
HRP Properties Prfd D                         PFD CONV D       40426w507  $    393,825     30,624  SH     Sole       N/A      Sole
HRPT Properties Trust                       COM SH BEN INT     40426W101  $  3,124,491    769,579  SH     Sole       N/A      Sole
International Shipholding Corporation          COM NEW         460321201  $  1,878,034     69,660  SH     Sole       N/A      Sole
J. Alexanders Corp.                              COM           466096104  $    469,670    122,310  SH     Sole       N/A      Sole
Lodgian Inc.                                 COM PAR $.01      54021P403  $    213,236    164,028  SH     Sole       N/A      Sole
LTX-Credence Corporation                         COM           502403108  $     66,234    140,923  SH     Sole       N/A      Sole
Lubys. Inc.                                      COM           549282101  $  1,337,376    329,403  SH     Sole       N/A      Sole
M/I Homes Inc.                                   COM           55305B101  $    513,975     52,500  SH     Sole       N/A      Sole
Marlin Business Service                          COM           571157106  $  1,661,654    296,724  SH     Sole       N/A      Sole
Medallion Financial Corp.                        COM           583928106  $  1,216,098    158,967  SH     Sole       N/A      Sole
Meridian Resources                               COM           58977Q109  $      6,067     17,333  SH     Sole       N/A      Sole
Mod-Pac Corp.                                    COM           607495108  $    541,508    186,727  SH     Sole       N/A      Sole
Old Republic International Corp.                 COM           680223104  $  2,134,495    216,700  SH     Sole       N/A      Sole
Olympic Steel Inc.                               COM           68162K106  $    281,405     11,500  SH     Sole       N/A      Sole
Omega Protein Corp.                              COM           68210P107  $  1,305,871    321,643  SH     Sole       N/A      Sole
Patterson-UTI Energy Inc.                        COM           703481101  $  1,934,787    150,450  SH     Sole       N/A      Sole
Pep Boys - MM&J                                  COM           713278109  $    214,968     21,200  SH     Sole       N/A      Sole
PMA Capital Corp. Cl. A                          CL A          693419202  $  4,865,806  1,069,408  SH     Sole       N/A      Sole
Reckson Operating Partnership            DEBT 4.000% 06-15-25  75621LAJ3  $    191,250    200,000  PRN    Sole       N/A      Sole
RF Monolithics Inc.                              COM           74955f106  $      6,637     10,880  SH     Sole       N/A      Sole
Safety Insurance Group                           COM           78648T100  $    229,200      7,500  SH     Sole       N/A      Sole
Sinclair Broadcast Group Class A                 CL A          829226109  $     33,950     17,500  SH     Sole       N/A      Sole
Sparton Corporation                              COM           847235108  $    308,627    106,423  SH     Sole       N/A      Sole
Specialty Underwriters'Alliance                  COM           84751T309  $  7,737,418  1,220,413  SH     Sole       N/A      Sole
Spherion Corporation                             COM           848420105  $  4,710,050  1,143,216  SH     Sole       N/A      Sole
Superior Industries International Inc.           COM           868168105  $  3,110,954    220,635  SH     Sole       N/A      Sole
Sypris Solutions Inc.                            COM           871655106  $    671,396    554,873  SH     Sole       N/A      Sole
Tandy Brands Accessories Inc.                    COM           875378101  $    785,685    341,602  SH     Sole       N/A      Sole
Tecumseh Products Company - Class A              CL A          878895200  $  2,606,921    268,478  SH     Sole       N/A      Sole
Tecumseh Products Company - Class B              CL B          878895101  $  5,026,351    468,876  SH     Sole       N/A      Sole
Tesoro Corp.                                     COM           881609101  $  1,463,785    114,987  SH     Sole       N/A      Sole
Thomas Properties Group, Inc.                    COM           884453101  $    528,592    336,683  SH     Sole       N/A      Sole
Vestin Realty Mortgage I Inc.                    COM           925490104  $     25,200     26,809  SH     Sole       N/A      Sole
                                                                          ------------
                                                                          $129,901,760
                                                                          ============
